Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39699
Entity Registrant Name	AEYE, INC.
Entity Central Index Key	0001818644
Entity Tax Identification Number	37-1827430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4670 Willow Road
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	400-4366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIDR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false